General and Administrative	12 Months Ended
Dec. 31, 2024
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General and Administrative
7.	General and Administrative

	Years Ended December 31

(in thousands)	2024	2023

Corporate

Salaries and benefits	$15,103	$14,127

Depreciation	904	1,026

Professional fees	2,781	3,414

Business travel	1,684	1,141

Director fees	1,078	1,095

Business taxes	737	798

Audit and regulatory	3,026	3,211

Insurance	1,822	2,052

Other	4,495	3,896

General and administrative - corporate	$31,630	$30,760

Subsidiaries

Salaries and benefits	$5,396	$4,287

Depreciation	455	466

Professional fees	911	618

Business travel	433	346

Director fees	218	199

Business taxes	270	252

Insurance	56	46

Other	1,299	1,191

General and administrative - subsidiaries	$9,038	$7,405

Consolidated general and administrative	$40,668	$38,165